UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00203

MASSACHUSETTS INVESTORS TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2011

ITEM 1.	REPORTS TO STOCKHOLDERS.

Massachusetts Investors Trust

SEMIANNUAL REPORT

June 30, 2011

MIT-SEM

MASSACHUSETTS INVESTORS TRUST

The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

After about a year of almost uninterrupted macroeconomic and financial market improvement following the global credit crisis, investors grew more cautious in the middle of 2010 as fears grew that some European countries would default on their debt and as economic data showed a weakening trend in the global economy. As a result asset prices fell significantly.

Last September the U.S. Federal Reserve Board’s promises to make lending conditions easier helped assuage market fears and drive asset prices off their recent lows. A combination of solid earnings and improving economic data gave an additional boost to investor sentiment.

In the following months, the renewed positive market mood, coupled with indications of better global macroeconomic activity, pushed many asset valuations to post-crisis highs. At the same time, global sovereign bond yields initially rose as investors became concerned about inflationary pressures, driven by higher prices for oil as well as other commodities. However, by the end of the second quarter of 2011, a weakening macroeconomic backdrop and renewed concerns over debt problems in some eurozone countries pushed equities lower.

For the remainder of 2011, we are cautiously optimistic that economic growth will continue to improve and that the global economies will recover from the shocks of the past few years. We expect the pace of recovery worldwide to be uneven and volatile and acknowledge the elevated uncertainty created by events in Japan, Europe, the Middle East, as well as that created by the U.S. debate over raising the debt ceiling and the downgrade by Standard & Poor’s of the U.S. long-term credit rating.

As always, we continue to be mindful of the many economic challenges faced at the local, national, and international levels. It is in times such as these that we want to remind investors of the merits of maintaining a long-term view, adhering to basic investing principles such as asset allocation and diversification, and working closely with their advisors to research and identify appropriate investment opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2011

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Apple, Inc.	2.9%
Oracle Corp.	2.8%
JPMorgan Chase & Co.	2.5%
Danaher Corp.	2.4%
EMC Corp.	2.2%
United Technologies Corp.	2.2%
Walt Disney Co.	2.2%
Procter & Gamble Co.	2.0%
Abbott Laboratories	1.9%
Chevron Corp.	1.8%

Equity sectors
Financial Services	18.6%
Technology	15.2%
Energy	12.1%
Health Care	11.5%
Consumer Staples	11.0%
Industrial Goods & Services	5.7%
Retailing	5.6%
Basic Materials	4.9%
Utilities & Communications	4.6%
Autos & Housing	3.7%
Leisure	3.4%
Transportation	1.5%
Special Products & Services	1.1%

Percentages are based on net assets as of 6/30/11.

The portfolio is actively managed and current holdings may be different.

EXPENSE TABLE

Fund expenses borne by the shareholders during the period,

January 1, 2011 through June 30, 2011

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2011 through June 30, 2011.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table – continued

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/11	Ending Account Value 6/30/11	Expenses Paid During Period (p) 1/01/11-6/30/11
A	Actual	0.77%	$1,000.00	$1,053.02	$3.92
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
B	Actual	1.52%	$1,000.00	$1,049.31	$7.72
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
C	Actual	1.52%	$1,000.00	$1,049.64	$7.72
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
I	Actual	0.52%	$1,000.00	$1,054.97	$2.65
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
R1	Actual	1.52%	$1,000.00	$1,049.40	$7.72
	Hypothetical (h)	1.52%	$1,000.00	$1,017.26	$7.60
R2	Actual	1.02%	$1,000.00	$1,052.02	$5.19
	Hypothetical (h)	1.02%	$1,000.00	$1,019.74	$5.11
R3	Actual	0.77%	$1,000.00	$1,053.49	$3.92
	Hypothetical (h)	0.77%	$1,000.00	$1,020.98	$3.86
R4	Actual	0.52%	$1,000.00	$1,054.61	$2.65
	Hypothetical (h)	0.52%	$1,000.00	$1,022.22	$2.61
529A	Actual	0.87%	$1,000.00	$1,053.10	$4.43
	Hypothetical (h)	0.87%	$1,000.00	$1,020.48	$4.36
529B	Actual	1.62%	$1,000.00	$1,048.46	$8.23
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10
529C	Actual	1.62%	$1,000.00	$1,048.81	$8.23
	Hypothetical (h)	1.62%	$1,000.00	$1,016.76	$8.10

(h)	5% class return per year before expenses.
(p)	Expenses paid is equal to each class’ annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

Expense Changes Impacting the Table

Changes to the fund’s fee arrangements will occur during the fund’s fiscal year. Had these fee changes been in effect throughout the entire six month period, the annualized expense ratios would have been 0.82%, 1.57%, and 1.57% for Class 529A, Class 529B, and Class 529C shares, respectively; the actual expenses paid during the period would have been approximately $4.18, $7.98, and $7.98 for Class 529A, Class 529B, and Class 529C shares, respectively; and the hypothetical expenses paid during the period would have been approximately $4.11, $7.85, and $7.85 for Class 529A, Class 529B, and Class 529C shares, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS

6/30/11 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.9%
Issuer	Shares/Par	Value ($)

Aerospace - 2.2%
United Technologies Corp.	874,350	$77,388,719

Alcoholic Beverages - 2.3%
Diageo PLC	1,529,638	$31,252,073
Heineken N.V.	819,186	49,263,967

		$80,516,040
Apparel Manufacturers - 2.2%
LVMH Moet Hennessy Louis Vuitton S.A.	190,826	$34,341,729
NIKE, Inc., “B”	459,980	41,389,000

		$75,730,729
Automotive - 1.0%
Bayerische Motoren Werke AG	334,186	$33,346,682

Biotechnology - 1.1%
Gilead Sciences, Inc. (a)	887,840	$36,765,454

Broadcasting - 3.2%
Viacom, Inc., “B”	704,830	$35,946,330
Walt Disney Co.	1,948,830	76,082,323

		$112,028,653
Brokerage & Asset Managers - 2.9%
Blackrock, Inc.	179,428	$34,416,085
Charles Schwab Corp.	1,417,820	23,323,139
Franklin Resources, Inc.	343,640	45,116,496

		$102,855,720
Business Services - 1.1%
Accenture PLC, “A”	660,370	$39,899,555

Chemicals - 2.5%
3M Co.	553,370	$52,487,145
Celanese Corp.	414,820	22,114,054
Monsanto Co.	196,090	14,224,369

		$88,825,568

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 4.2%
Check Point Software Technologies Ltd. (a)	547,980	$31,152,663
Oracle Corp.	2,962,030	97,480,407
VeriSign, Inc.	508,420	17,011,733

		$145,644,803
Computer Software - Systems - 6.0%
Apple, Inc. (a)	297,460	$99,848,398
EMC Corp. (a)	2,845,320	78,388,566
International Business Machines Corp.	182,320	31,276,996

		$209,513,960
Construction - 2.7%
Owens Corning (a)	850,030	$31,748,621
Sherwin-Williams Co.	444,990	37,321,311
Stanley Black & Decker, Inc.	337,920	24,347,135

		$93,417,067
Consumer Products - 4.3%
Colgate-Palmolive Co.	391,970	$34,262,098
Procter & Gamble Co.	1,102,496	70,085,671
Reckitt Benckiser Group PLC	814,387	44,962,561

		$149,310,330
Electrical Equipment - 2.4%
Danaher Corp.	1,596,210	$84,583,168

Electronics - 1.9%
ASML Holding N.V.	334,921	$12,378,680
Microchip Technology, Inc.	1,127,550	42,745,421
Samsung Electronics Co. Ltd., GDR	32,424	12,567,542

		$67,691,643
Energy - Independent - 3.2%
Apache Corp.	283,860	$35,025,485
EOG Resources, Inc.	289,620	30,279,771
Occidental Petroleum Corp.	435,480	45,307,339

		$110,612,595
Energy - Integrated - 5.0%
Chevron Corp.	621,580	$63,923,287
Exxon Mobil Corp.	542,690	44,164,112
Hess Corp.	537,320	40,170,043
QEP Resources, Inc.	638,640	26,714,311

		$174,971,753

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Engineering - Construction - 1.1%
Fluor Corp.	614,440	$39,729,690

Food & Beverages - 2.7%
General Mills, Inc.	559,640	$20,829,801
Groupe Danone	387,526	28,913,392
PepsiCo, Inc.	625,719	44,069,389

		$93,812,582
Gaming & Lodging - 0.2%
Ladbrokes PLC	3,393,101	$8,299,339

General Merchandise - 2.8%
Kohl’s Corp.	723,280	$36,171,233
Nordstrom, Inc.	217,370	10,203,348
Target Corp.	1,111,340	52,132,959

		$98,507,540
Insurance - 2.3%
ACE Ltd.	372,800	$24,537,696
Aon Corp.	640,850	32,875,605
MetLife, Inc.	559,670	24,552,723

		$81,966,024
Internet - 1.5%
Google, Inc., “A” (a)	102,860	$52,086,247

Major Banks - 9.4%
Bank of America Corp.	4,946,180	$54,210,133
Bank of New York Mellon Corp.	1,209,343	30,983,368
Goldman Sachs Group, Inc.	399,330	53,146,830
JPMorgan Chase & Co.	2,103,080	86,100,095
State Street Corp.	610,420	27,523,838
SunTrust Banks, Inc.	601,730	15,524,634
Wells Fargo & Co.	2,155,606	60,486,304

		$327,975,202
Medical & Health Technology & Services - 0.2%
VCA Antech, Inc. (a)	255,372	$5,413,886

Medical Equipment - 5.7%
Baxter International, Inc.	414,150	$24,720,614
Becton, Dickinson & Co.	488,490	42,093,183

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical Equipment - continued
Medtronic, Inc.	1,044,260	$40,235,338
St. Jude Medical, Inc.	1,037,450	49,465,616
Thermo Fisher Scientific, Inc. (a)	651,750	41,966,183

		$198,480,934
Natural Gas - Pipeline - 0.3%
Kinder Morgan, Inc.	362,930	$10,426,979

Network & Telecom - 1.6%
Cisco Systems, Inc.	3,469,559	$54,159,816

Oil Services - 3.9%
Cameron International Corp. (a)	601,110	$30,229,822
Halliburton Co.	716,860	36,559,860
National Oilwell Varco, Inc.	427,760	33,455,110
Schlumberger Ltd.	416,500	35,985,600

		$136,230,392
Other Banks & Diversified Financials - 4.0%
American Express Co.	825,170	$42,661,289
MasterCard, Inc., “A”	131,570	39,647,304
Visa, Inc., “A”	465,750	39,244,095
Zions Bancorporation	750,360	18,016,144

		$139,568,832
Pharmaceuticals - 4.5%
Abbott Laboratories	1,252,210	$65,891,290
Johnson & Johnson	939,358	62,486,094
Teva Pharmaceutical Industries Ltd., ADR	582,260	28,076,577

		$156,453,961
Railroad & Shipping - 1.1%
Canadian National Railway Co.	491,650	$39,282,835

Specialty Chemicals - 2.4%
Linde AG	269,081	$47,176,113
Praxair, Inc.	330,120	35,781,707

		$82,957,820
Specialty Stores - 0.6%
Hennes & Mauritz AB, “B”	639,110	$22,037,231

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Telephone Services - 2.1%
American Tower Corp., “A” (a)	704,800	$36,882,184
AT&T, Inc.	1,108,960	34,832,434

		$71,714,618
Tobacco - 1.7%
Philip Morris International, Inc.	876,670	$58,535,256

Trucking - 0.4%
Expeditors International of Washington, Inc.	253,210	$12,961,820

Utilities - Electric Power - 2.2%
Alliant Energy Corp.	576,510	$23,440,897
American Electric Power Co., Inc.	624,440	23,528,899
Wisconsin Energy Corp.	935,700	29,334,195

		$76,303,991
Total Common Stocks (Identified Cost, $2,790,343,429)		$3,450,007,434

Money Market Funds (v) - 1.0%
MFS Institutional Money Market Portfolio, 0.1%, at Cost and Net Asset Value	34,535,857	$34,535,857
Total Investments (Identified Cost, $2,824,879,286)		$3,484,543,291

Other Assets, Less Liabilities - 0.1%		4,399,198
Net Assets - 100.0%		$3,488,942,489

(a)	Non-income producing security.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt
GDR	Global Depository Receipt
PLC	Public Limited Company

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 6/30/11 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $2,790,343,429)	$3,450,007,434
Underlying affiliated funds, at cost and value	34,535,857
Total investments, at value (identified cost, $2,824,879,286)	$3,484,543,291
Cash	140,424
Receivables for
Investments sold	17,072,081
Fund shares sold	2,021,462
Interest and dividends	3,901,373
Other assets	301,051
Total assets	$3,507,979,682
Liabilities
Payables for
Investments purchased	$12,312,223
Fund shares reacquired	4,902,762
Payable to affiliates
Investment adviser	64,973
Shareholder servicing costs	1,344,714
Distribution and service fees	61,491
Program manager fees	28
Payable for independent Trustees’ compensation	184,894
Accrued expenses and other liabilities	166,108
Total liabilities	$19,037,193
Net assets	$3,488,942,489
Net assets consist of
Paid-in capital	$2,920,500,800
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	660,312,208
Accumulated net realized gain (loss) on investments and foreign currency transactions	(98,019,662)
Undistributed net investment income	6,149,143
Net assets	$3,488,942,489
Shares of beneficial interest outstanding	174,041,055

Statement of Assets and Liabilities (unaudited) – continued

	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$2,631,221,620	130,551,634	$20.15
Class B	118,785,945	6,028,398	19.70
Class C	215,545,404	11,065,923	19.48
Class I	103,085,050	5,215,109	19.77
Class R1	19,966,740	1,032,683	19.33
Class R2	123,330,124	6,326,044	19.50
Class R3	246,217,309	12,291,809	20.03
Class R4	25,684,604	1,266,593	20.28
Class 529A	2,931,649	147,854	19.83
Class 529B	324,871	17,051	19.05
Class 529C	1,849,173	97,957	18.88

(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Classes A and 529A, for which the maximum offering prices per share were $21.38 [100 / 94.25 x $20.15] and $21.04 [100 / 94.25 x $19.83], respectively. On sales of $50,000 or more, the maximum offering prices of Class A and Class 529A shares are reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, Class C, Class 529B, and Class 529C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and 529A.

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 6/30/11 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Dividends	$30,962,449
Interest	308,669
Dividends from underlying affiliated funds	33,841
Foreign taxes withheld	(722,006)
Total investment income	$30,582,953
Expenses
Management fee	$5,650,381
Distribution and service fees	5,636,325
Program manager fees	2,454
Shareholder servicing costs	2,575,099
Administrative services fee	251,671
Independent Trustees’ compensation	41,701
Custodian fee	90,739
Shareholder communications	106,493
Auditing fees	25,164
Legal fees	28,013
Miscellaneous	136,449
Total expenses	$14,544,489
Fees paid indirectly	(165)
Reduction of expenses by investment adviser	(9,733)
Net expenses	$14,534,591
Net investment income	$16,048,362
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$77,112,140
Foreign currency transactions	(71,581)
Net realized gain (loss) on investments and foreign currency transactions	$77,040,559
Change in unrealized appreciation (depreciation)
Investments	$81,957,372
Translation of assets and liabilities in foreign currencies	174,641
Net unrealized gain (loss) on investments and foreign currency translation	$82,132,013
Net realized and unrealized gain (loss) on investments and foreign currency	$159,172,572
Change in net assets from operations	$175,220,934

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

Change in net assets	Six months ended 6/30/11 (unaudited)	Year ended 12/31/10
From operations
Net investment income	$16,048,362	$24,785,971
Net realized gain (loss) on investments and foreign currency transactions	77,040,559	68,515,644
Net unrealized gain (loss) on investments and foreign currency translation	82,132,013	246,729,862
Change in net assets from operations	$175,220,934	$340,031,477
Distributions declared to shareholders
From net investment income	$(14,910,284)	$(21,098,743)
Change in net assets from fund share transactions	$10,668,508	$(21,518,578)
Total change in net assets	$170,979,158	$297,414,156
Net assets
At beginning of period	3,317,963,331	3,020,549,175
At end of period (including undistributed net investment income of $6,149,143 and $5,011,065, respectively)	$3,488,942,489	$3,317,963,331

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.22		$17.37	$13.80	$21.12	$20.71	$18.45
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.15	$0.18	$0.22	$0.16	$0.17
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		1.83	3.62	(7.09)	1.99	2.27
Total from investment operations	$1.02		$1.98	$3.80	$(6.87)	$2.15	$2.44
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.13)	$(0.23)	$(0.23)	$(0.12)	$(0.18)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.09)		$(0.13)	$(0.23)	$(0.45)	$(1.74)	$(0.18)
Net asset value, end of period	$20.15		$19.22	$17.37	$13.80	$21.12	$20.71
Total return (%) (r)(s)(t)	5.30	(n)	11.43	27.73	(32.81)	10.61	13.20
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.90	0.93	0.89	0.85	0.91
Expenses after expense reductions (f)	0.77	(a)	0.90	0.93	0.89	0.85	0.91
Net investment income	1.01	(a)	0.88	1.19	1.22	0.73	0.86
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$2,631,222		$2,607,530	$2,483,128	$2,070,342	$3,412,237	$3,405,335

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.81		$17.01	$13.51	$20.58	$20.26	$18.02
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.04	$0.08	$0.10	$0.02	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	0.91		1.77	3.53	(6.87)	1.94	2.19
Total from investment operations	$0.93		$1.81	$3.61	$(6.77)	$1.96	$2.24
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.01)	$(0.11)	$(0.08)	$(0.02)	$—
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.04)		$(0.01)	$(0.11)	$(0.30)	$(1.64)	$—
Net asset value, end of period	$19.70		$18.81	$17.01	$13.51	$20.58	$20.26
Total return (%) (r)(s)(t)	4.93	(n)	10.66	26.94	(33.25)	9.88	12.43
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.55	1.59	1.54	1.51	1.57
Expenses after expense reductions (f)	1.52	(a)	1.55	1.59	1.54	1.51	1.56
Net investment income	0.26	(a)	0.22	0.56	0.56	0.07	0.24
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$118,786		$130,907	$160,910	$191,626	$475,750	$947,400

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.60		$16.83	$13.39	$20.45	$20.14	$17.94
Income (loss) from investment operations
Net investment income (d)	$0.03		$0.04	$0.08	$0.10	$0.02	$0.04
Net realized and unrealized gain (loss) on investments and foreign currency	0.89		1.75	3.50	(6.83)	1.93	2.19
Total from investment operations	$0.92		$1.79	$3.58	$(6.73)	$1.95	$2.23
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.02)	$(0.14)	$(0.11)	$(0.02)	$(0.03)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.04)		$(0.02)	$(0.14)	$(0.33)	$(1.64)	$(0.03)
Net asset value, end of period	$19.48		$18.60	$16.83	$13.39	$20.45	$20.14
Total return (%) (r)(s)(t)	4.96	(n)	10.65	26.92	(33.24)	9.89	12.42
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.55	1.58	1.54	1.50	1.56
Expenses after expense reductions (f)	1.52	(a)	1.55	1.58	1.54	1.50	1.56
Net investment income	0.27	(a)	0.23	0.54	0.57	0.08	0.22
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$215,545		$206,646	$190,829	$153,757	$272,143	$303,493

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class I			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.84		$17.03	$13.53	$20.74	$20.37	$18.16
Income (loss) from investment operations
Net investment income (d)	$0.12		$0.21	$0.23	$0.28	$0.23	$0.23
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		1.80	3.55	(6.97)	1.96	2.23
Total from investment operations	$1.04		$2.01	$3.78	$(6.69)	$2.19	$2.46
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.20)	$(0.28)	$(0.30)	$(0.20)	$(0.25)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.11)		$(0.20)	$(0.28)	$(0.52)	$(1.82)	$(0.25)
Net asset value, end of period	$19.77		$18.84	$17.03	$13.53	$20.74	$20.37
Total return (%) (r)(s)	5.50	(n)	11.80	28.17	(32.55)	10.99	13.55
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.55	0.59	0.54	0.50	0.56
Expenses after expense reductions (f)	0.52	(a)	0.55	0.59	0.54	0.50	0.56
Net investment income	1.28	(a)	1.24	1.59	1.57	1.09	1.21
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$103,085		$81,328	$60,730	$80,364	$117,852	$127,127

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class R1			2010	2009	2008	2007		2006

Net asset value, beginning of period	$18.46		$16.71	$13.29	$20.30	$20.09		$17.95
Income (loss) from investment operations
Net investment income (loss) (d)	$0.03		$0.04	$0.08	$0.10	$(0.00	)(w)	$0.02
Net realized and unrealized gain (loss) on investments and foreign currency	0.88		1.74	3.48	(6.78)	1.92		2.19
Total from investment operations	$0.91		$1.78	$3.56	$(6.68)	$1.92		$2.21
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.03)	$(0.14)	$(0.11)	$(0.09)		$(0.07)
From net realized gain on investments	—		—	—	(0.22)	(1.62)		—
Total distributions declared to shareholders	$(0.04)		$(0.03)	$(0.14)	$(0.33)	$(1.71)		$(0.07)
Net asset value, end of period	$19.33		$18.46	$16.71	$13.29	$20.30		$20.09
Total return (%) (r)(s)	4.94	(n)	10.63	26.97	(33.26)	9.77		12.31
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.52	(a)	1.55	1.57	1.56	1.60		1.75
Expenses after expense reductions (f)	1.52	(a)	1.55	1.57	1.56	1.59		1.65
Net investment income (loss)	0.26	(a)	0.23	0.55	0.55	(0.02)		0.08
Portfolio turnover	14		22	32	21	19		27
Net assets at end of period (000 omitted)	$19,967		$19,375	$17,965	$6,007	$10,465		$2,299

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class R2			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.61		$16.83	$13.39	$20.53	$20.24	$18.06
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.13	$0.15	$0.19	$0.09	$0.11
Net realized and unrealized gain (loss) on investments and foreign currency	0.90		1.76	3.51	(6.88)	1.94	2.21
Total from investment operations	$0.97		$1.89	$3.66	$(6.69)	$2.03	$2.32
Less distributions declared to shareholders
From net investment income	$(0.08)		$(0.11)	$(0.22)	$(0.23)	$(0.12)	$(0.14)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.08)		$(0.11)	$(0.22)	$(0.45)	$(1.74)	$(0.14)
Net asset value, end of period	$19.50		$18.61	$16.83	$13.39	$20.53	$20.24
Total return (%) (r)(s)	5.20	(n)	11.28	27.55	(32.91)	10.28	12.85
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.02	(a)	1.05	1.08	1.05	1.15	1.30
Expenses after expense reductions (f)	1.02	(a)	1.05	1.08	1.05	1.14	1.20
Net investment income	0.77	(a)	0.74	1.02	1.09	0.43	0.55
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$123,330		$98,894	$63,563	$33,399	$38,505	$12,222

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class R3			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.10		$17.28	$13.74	$21.02	$20.65	$18.42
Income (loss) from investment operations
Net investment income (d)	$0.10		$0.19	$0.18	$0.24	$0.15	$0.15
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		1.80	3.62	(7.05)	1.97	2.28
Total from investment operations	$1.02		$1.99	$3.80	$(6.81)	$2.12	$2.43
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.17)	$(0.26)	$(0.25)	$(0.13)	$(0.20)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.09)		$(0.17)	$(0.26)	$(0.47)	$(1.75)	$(0.20)
Net asset value, end of period	$20.03		$19.10	$17.28	$13.74	$21.02	$20.65
Total return (%) (r)(s)	5.35	(n)	11.51	27.86	(32.70)	10.51	13.18
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.77	(a)	0.79	0.82	0.79	0.89	0.95
Expenses after expense reductions (f)	0.77	(a)	0.79	0.82	0.79	0.89	0.95
Net investment income	1.03	(a)	1.05	1.23	1.32	0.68	0.75
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$246,217		$156,221	$36,118	$13,888	$23,582	$13,576

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class R4			2010	2009	2008	2007	2006

Net asset value, beginning of period	$19.33		$17.47	$13.87	$21.25	$20.68	$18.44
Income (loss) from investment operations
Net investment income (d)	$0.13		$0.24	$0.22	$0.28	$0.15	$0.16
Net realized and unrealized gain (loss) on investments and foreign currency	0.93		1.82	3.66	(7.14)	2.06	2.32
Total from investment operations	$1.06		$2.06	$3.88	$(6.86)	$2.21	$2.48
Less distributions declared to shareholders
From net investment income	$(0.11)		$(0.20)	$(0.28)	$(0.30)	$(0.02)	$(0.24)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.11)		$(0.20)	$(0.28)	$(0.52)	$(1.64)	$(0.24)
Net asset value, end of period	$20.28		$19.33	$17.47	$13.87	$21.25	$20.68
Total return (%) (r)(s)	5.46	(n)	11.79	28.20	(32.57)	10.90	13.46
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.52	(a)	0.54	0.55	0.55	0.64	0.61
Expenses after expense reductions (f)	0.52	(a)	0.54	0.55	0.55	0.64	0.61
Net investment income	1.27	(a)	1.32	1.38	1.59	0.96	0.75
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$25,685		$12,374	$3,266	$259	$69	$7,735

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class 529A			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.91		$17.11	$13.60	$20.82	$20.45	$18.23
Income (loss) from investment operations
Net investment income (d)	$0.09		$0.14	$0.16	$0.19	$0.10	$0.12
Net realized and unrealized gain (loss) on investments and foreign currency	0.92		1.78	3.57	(6.97)	1.97	2.23
Total from investment operations	$1.01		$1.92	$3.73	$(6.78)	$2.07	$2.35
Less distributions declared to shareholders
From net investment income	$(0.09)		$(0.12)	$(0.22)	$(0.22)	$(0.08)	$(0.13)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.09)		$(0.12)	$(0.22)	$(0.44)	$(1.70)	$(0.13)
Net asset value, end of period	$19.83		$18.91	$17.11	$13.60	$20.82	$20.45
Total return (%) (r)(s)(t)	5.31	(n)	11.22	27.62	(32.90)	10.32	12.88
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	1.00	1.03	1.03	1.10	1.16
Expenses after expense reductions (f)	0.87	(a)	1.00	1.03	1.03	1.10	1.16
Net investment income	0.92	(a)	0.78	1.08	1.08	0.48	0.61
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$2,932		$2,620	$2,301	$1,693	$2,261	$1,488

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class 529B			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.20		$16.47	$13.11	$20.05	$19.82	$17.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	$0.06	$0.08	$(0.04)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.72	3.43	(6.70)	1.91	2.16
Total from investment operations	$0.88		$1.74	$3.49	$(6.62)	$1.87	$2.15
Less distributions declared to shareholders
From net investment income	$(0.03)		$(0.01)	$(0.13)	$(0.10)	$(0.02)	$(0.03)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.03)		$(0.01)	$(0.13)	$(0.32)	$(1.64)	$(0.03)
Net asset value, end of period	$19.05		$18.20	$16.47	$13.11	$20.05	$19.82
Total return (%) (r)(s)(t)	4.85	(n)	10.58	26.86	(33.36)	9.64	12.16
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.65	1.68	1.69	1.74	1.80
Expenses after expense reductions (f)	1.62	(a)	1.65	1.68	1.69	1.74	1.80
Net investment income (loss)	0.16	(a)	0.12	0.43	0.44	(0.17)	(0.06)
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$325		$356	$364	$298	$481	$208

See Notes to Financial Statements

Financial Highlights – continued

	Six months ended 6/30/11 (unaudited)		Years ended 12/31
Class 529C			2010	2009	2008	2007	2006

Net asset value, beginning of period	$18.04		$16.33	$13.00	$19.88	$19.67	$17.55
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.02	$0.06	$0.07	$(0.03)	$(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	0.86		1.72	3.40	(6.63)	1.88	2.15
Total from investment operations	$0.88		$1.74	$3.46	$(6.56)	$1.85	$2.14
Less distributions declared to shareholders
From net investment income	$(0.04)		$(0.03)	$(0.13)	$(0.10)	$(0.02)	$(0.02)
From net realized gain on investments	—		—	—	(0.22)	(1.62)	—
Total distributions declared to shareholders	$(0.04)		$(0.03)	$(0.13)	$(0.32)	$(1.64)	$(0.02)
Net asset value, end of period	$18.88		$18.04	$16.33	$13.00	$19.88	$19.67
Total return (%) (r)(s)(t)	4.88	(n)	10.65	26.81	(33.36)	9.61	12.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.62	(a)	1.65	1.68	1.69	1.75	1.81
Expenses after expense reductions (f)	1.62	(a)	1.65	1.68	1.69	1.75	1.81
Net investment income (loss)	0.17	(a)	0.15	0.42	0.43	(0.17)	(0.03)
Portfolio turnover	14		22	32	21	19	27
Net assets at end of period (000 omitted)	$1,849		$1,712	$1,375	$1,034	$1,610	$960

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower. Excluding the effect of the proceeds received from a non-recurring administrative proceeding concerning market timing, the Class A, Class B, Class C, Class I, Class R1, Class R2, Class R3, Class R4, Class 529A, Class 529B, and Class 529C total returns for the year ended December 31, 2010 would have each been lower by 0.21%.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

Massachusetts Investors Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

Notes to Financial Statements (unaudited) – continued

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and

Notes to Financial Statements (unaudited) – continued

considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2011 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$3,450,007,434	$—	$—	$3,450,007,434
Mutual Funds	34,535,857	—	—	34,535,857
Total Investments	$3,484,543,291	$—	$—	$3,484,543,291

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income

Notes to Financial Statements (unaudited) – continued

from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2011, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These

Notes to Financial Statements (unaudited) – continued

adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/10
Ordinary income (including any short-term capital gains)	$21,098,743

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/11
Cost of investments	$2,833,082,541
Gross appreciation	763,487,447
Gross depreciation	(112,026,697)
Net unrealized appreciation (depreciation)	$651,460,750

As of 12/31/10
Undistributed ordinary income	5,145,780
Capital loss carryforwards	(166,856,966)
Other temporary differences	338,847
Net unrealized appreciation (depreciation)	569,503,378

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

As of December 31, 2010, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

12/31/17	$(166,856,966)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution, service, and program manager fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in

Notes to Financial Statements (unaudited) – continued

separate class expenses. Class B and Class 529B shares will convert to Class A and Class 529A shares, respectively, approximately eight years after purchase. The fund’s distributions declared to shareholders as reported on the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/11	Year ended 12/31/10
Class A	$11,929,061	$18,079,253
Class B	235,053	117,028
Class C	489,990	249,599
Class I	552,935	845,080
Class R1	44,123	26,462
Class R2	500,947	583,419
Class R3	1,034,043	1,071,294
Class R4	107,055	107,736
Class 529A	12,502	16,050
Class 529B	560	264
Class 529C	4,015	2,558
Total	$14,910,284	$21,098,743

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.33% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $162,312 and $1,598 for the six months ended June 30, 2011, as its portion of the initial sales charge on sales of Class A and Class 529A shares of the fund, respectively.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Notes to Financial Statements (unaudited) – continued

Distribution Plan Fee Table:

	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$3,297,745
Class B	0.75%	0.25%	1.00%	1.00%	629,715
Class C	0.75%	0.25%	1.00%	1.00%	1,064,686
Class R1	0.75%	0.25%	1.00%	1.00%	99,975
Class R2	0.25%	0.25%	0.50%	0.50%	278,572
Class R3	—	0.25%	0.25%	0.25%	251,547
Class 529A	—	0.25%	0.25%	0.25%	3,484
Class 529B	0.75%	0.25%	1.00%	1.00%	1,716
Class 529C	0.75%	0.25%	1.00%	1.00%	8,885
Total Distribution and Service Fees					$5,636,325

(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’ average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended June 30, 2011 based on each class’ average daily net assets.

Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 24 months of purchase. Class C and Class 529C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. Class B and Class 529B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended June 30, 2011, were as follows:

Amount
Class A	$2,565
Class B	78,876
Class C	7,895
Class 529B	188
Class 529C	—

The fund has entered into and may from time to time enter into contracts with program managers and other parties which administer the tuition programs through which an investment in the fund’s 529 share classes is made. The fund has entered into an agreement with MFD pursuant to which MFD receives an annual fee of up to 0.10% of the average daily net assets attributable to each 529 share class. Effective July 1, 2011, MFD has agreed to waive 0.05% of this annual fee. This waiver agreement will continue until modified by the fund’s Board of Trustees but such agreement will continue at least until April 30, 2013, after which MFD may eliminate this waiver without a vote of the fund’s Board of Trustees. The services provided by MFD, or a third party with which MFD contracts, include recordkeeping and tax reporting and account services,

Notes to Financial Statements (unaudited) – continued

as well as services designed to maintain the program’s compliance with the Internal Revenue Code and other regulatory requirements. Program manager fees for the six months ended June 30, 2011, were as follows:

Amount
Class 529A	$1,394
Class 529B	172
Class 529C	888
Total Program Manager Fees	$2,454

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund’s Board of Trustees. For the six months ended June 30, 2011, the fee was $1,035,240, which equated to 0.0604% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the six months ended June 30, 2011, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,539,859.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2011 was equivalent to an annual effective rate of 0.0147% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Prior to December 31, 2001, the fund had an unfunded defined benefit plan (“DB plan”) for independent Trustees. As of December 31, 2001, the Board took action to terminate the DB plan with respect to then-current and any future independent Trustees, such that the DB Plan covers only certain of those former independent Trustees who retired on or before December 31, 2001. Effective January 1, 2002, accrued benefits under the DB Plan for then-current independent Trustees who continued were credited to an unfunded retirement

Notes to Financial Statements (unaudited) – continued

deferral plan (the “Retirement Deferral plan”), which was established for and exists solely with respect to these credited amounts, and is not available for other deferrals by these or other independent Trustees. Although the Retirement Deferral plan is unfunded, amounts deferred under the plan are periodically adjusted for investment experience as if they had been invested in shares of the fund. The DB Plan resulted in a pension expense of $2,226 and the Retirement Deferral plan resulted in an expense of $10,347. Both amounts are included in independent Trustees’ compensation for the six months ended June 30, 2011. The liability for deferred retirement benefits payable to certain independent Trustees under both plans amounted to $122,531 at June 30, 2011, and is included in payable for independent Trustees’ compensation on the Statement of Assets and Liabilities.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the “Plan”), independent Trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, the Board elected to no longer allow Trustees to defer receipt of future compensation under the Plan. Amounts deferred under the Plan are invested in shares of certain MFS Funds selected by the independent Trustees as notional investments. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent Trustees’ compensation on the Statement of Assets and Liabilities is $54,438 of deferred Trustees’ compensation. There is no current year expense associated with the Plan.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2011, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $12,015 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $9,733, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks a high level of current income consistent with

Notes to Financial Statements (unaudited) – continued

preservation of capital and liquidity. Income earned on this investment is included in dividends from underlying affiliated funds on the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than U.S. Government securities, purchased option transactions, and short-term obligations, aggregated $482,991,572 and $482,855,852, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares sold
Class A	4,951,191	$98,805,229	13,559,396	$239,160,209
Class B	378,105	7,383,389	905,521	15,600,277
Class C	877,259	16,949,125	1,678,544	28,660,224
Class I	1,158,886	22,871,297	1,839,809	31,246,608
Class R1	211,841	4,052,165	438,984	7,433,781
Class R2	1,960,328	38,272,657	3,125,491	53,076,480
Class R3	4,790,667	95,078,290	6,787,247	118,414,729
Class R4	665,906	13,338,093	550,842	9,811,771
Class 529A	15,065	293,963	28,814	495,770
Class 529B	590	11,118	1,757	29,087
Class 529C	7,211	136,358	24,191	411,174
	15,017,049	$297,191,684	28,940,596	$504,340,110
Shares issued to shareholders in reinvestment of distributions
Class A	442,332	$9,098,778	733,266	$13,719,654
Class B	10,879	218,885	6,237	109,394
Class C	19,025	378,415	10,898	192,720
Class I	18,368	370,477	29,590	544,970
Class R1	2,234	44,117	1,495	26,462
Class R2	24,497	487,494	31,103	564,845
Class R3	50,234	1,026,792	57,043	1,071,294
Class R4	4,692	97,070	5,674	107,736
Class 529A	618	12,502	871	16,050
Class 529B	29	560	15	264
Class 529C	208	4,015	147	2,558
	573,116	$11,739,105	876,339	$16,355,947

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/11		Year ended 12/31/10
	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(10,512,159)	$(210,221,037)	(21,558,854)	$(379,712,347)
Class B	(1,318,890)	(25,615,852)	(3,414,110)	(58,797,199)
Class C	(938,585)	(18,121,782)	(1,921,940)	(32,557,198)
Class I	(278,215)	(5,470,307)	(1,118,979)	(19,599,941)
Class R1	(230,695)	(4,413,709)	(466,564)	(7,842,639)
Class R2	(973,729)	(18,855,547)	(1,618,077)	(27,895,259)
Class R3	(726,239)	(14,411,739)	(757,158)	(13,220,819)
Class R4	(44,199)	(887,287)	(103,294)	(1,856,824)
Class 529A	(6,337)	(124,622)	(25,711)	(434,479)
Class 529B	(3,151)	(59,540)	(4,300)	(72,401)
Class 529C	(4,359)	(80,859)	(13,615)	(225,529)
	(15,036,558)	$(298,262,281)	(31,002,602)	$(542,214,635)
Net change
Class A	(5,118,636)	$(102,317,030)	(7,266,192)	$(126,832,482)
Class B	(929,906)	(18,013,578)	(2,502,352)	(43,087,528)
Class C	(42,301)	(794,242)	(232,498)	(3,704,254)
Class I	899,039	17,771,467	750,420	12,191,637
Class R1	(16,620)	(317,427)	(26,085)	(382,396)
Class R2	1,011,096	19,904,604	1,538,517	25,746,066
Class R3	4,114,662	81,693,343	6,087,132	106,265,204
Class R4	626,399	12,547,876	453,222	8,062,683
Class 529A	9,346	181,843	3,974	77,340
Class 529B	(2,532)	(47,862)	(2,528)	(43,050)
Class 529C	3,060	59,514	10,723	188,202
	553,607	$10,668,508	(1,185,667)	$(21,518,578)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2011, the fund’s commitment fee and interest expense were $15,780 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

(7)	Gain Contingency

The fund’s investment adviser, MFS, was the subject of an administrative proceeding concerning market timing which resulted in the Securities and Exchange Commission (the “SEC”) entering an order approving a settlement with MFS and two of its former officers (the “Settlement Order”). Under the terms of the Settlement Order, MFS transferred $175 million in disgorgement and $50 million in penalty (the “Payments”) to the SEC, which established a Fair Fund from which settlement funds have been, or will be, distributed to eligible current and former shareholders of the fund and certain other affected MFS retail funds. The Payments, along with additional amounts from a third-party settlement, have been distributed to eligible shareholders in accordance with a plan developed by an independent distribution consultant (the “IDC”) in consultation with MFS and the Board of Trustees of the MFS retail funds. The plan was approved in July 2007 by the SEC. Pursuant to the distribution plan, after the distributions to eligible shareholders have been made, any undistributed amounts could be designated “residual” and distributed to the fund and certain other affected MFS retail funds for the benefit of fund shareholders. In November 2010, the SEC issued an order designating certain undistributed amounts residual and ordering that such amounts be distributed to the affected MFS retail funds. The SEC order designated other undistributed amounts for use in funding certain additional distribution efforts to eligible shareholders. As a result of the SEC’s approval of the residual payments, the fund received $5,958,299 in November 2010. Additional residual amounts may be received by the fund in the future. Certain procedural conditions of the distribution plan (as modified by the November 2010 SEC order) have not been met to date and, as such, the ultimate timing and amount of any payment of additional residual amounts is not known at this time.

(8)	Transactions in Underlying Affiliated Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	29,192,639	227,605,187	(222,261,969)	34,535,857

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$33,841	$34,535,857

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and renewal of the fund’s Investment Advisory Agreement with MFS will be available on or about November 1, 2011 by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Mutual Funds” in the “Products and Performance” section of mfs.com.

rev. 3/11

FACTS	WHAT DOES MFS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

•Social Security number and account balances

•Account transactions and transaction history

•Checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons MFS chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MFS share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 800-225-2606 or go to mfs.com.

Who we are
Who is providing this notice?	MFS Funds, MFS Investment Management, MFS Institutional Advisors, Inc., MFS Fund Distributors, Inc., MFS Heritage Trust Company, and MFS Service Center, Inc.

What we do
How does MFS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include procedural, electronic, and physical safeguards for the protection of the personal information we collect about you.
How does MFS collect my personal information?

We collect your personal information, for example, when you

•open an account or provide account information

•direct us to buy securities or direct us to sell your securities

•make a wire transfer

We also collect your personal information from others, such as credit bureaus, affiliates and other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

•sharing for affiliates’ everyday business purposes – information about your creditworthiness

•affiliates from using your information to market to you

•sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

•MFS does not share personal information with affiliates, except for everyday business purposes as described on page one of this notice.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. •MFS does not share with nonaffiliates so they can market to you.
Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. •MFS doesn’t jointly market.

Other important information
If you own an MFS product or receive an MFS service in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

Save paper with eDelivery.

MFS® will send you prospectuses, reports, and proxies directly via e-mail so you will get information faster with less mailbox clutter.

To sign up:

1. Go to mfs.com.

2. Log in via MFS® Access.

3. Select eDelivery.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS® TALK, MFS® Access, or eDelivery may not be available to you.

Web site

mfs.com

MFS TALK

1-800-637-8255

24 hours a day

Account service and literature

Shareholders

1-800-225-2606

Financial advisors

1-800-343-2829

Retirement plan services

1-800-637-1255

Mailing address

MFS Service Center, Inc.

P.O. Box 55824

Boston, MA 02205-5824

Overnight mail

MFS Service Center, Inc.

c/o Boston Financial Data Services

30 Dan Road

Canton, MA 02021-2809

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MASSACHUSETTS INVESTORS TRUST

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President

Date: August 16, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DIORIODWYER
Maria F. DiOrioDwyer, President (Principal Executive Officer)

Date: August 16, 2011

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2011

*	Print name and title of each signing officer under his or her signature.